Statement of Changes in Net Assets Available for Benefits - EBP 022	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Employee	$ 37,659,136
Employer	35,344,372
Rollovers	3,479,020
Total contributions	76,482,528
Interest income on notes receivable from participants	1,538,147
Net investment income from Plan interest in Allegheny Technologies Incorporated Master Trust	179,424,456
Net income from interest in registered investment companies	1,437,587
Total investment income	180,862,043
Total additions to net assets	258,882,718
Benefits paid to participants	(138,059,794)
Fees	(525,516)
Total deductions	(138,585,310)
Net increase in net assets available for benefits prior to net assets transferred in	120,297,408
Net assets transferred into plan, net	372,853
Net increase in net assets available for benefits	120,670,261
Net assets available for benefits at beginning of year	994,947,256
Net assets available for benefits at end of year	$ 1,115,617,517